UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21574

Investment Company Act File Number

Eaton Vance Floating-Rate Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Trust

February 28, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 142.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.2%
Atlantic Aviation FBO, Inc.
Term Loan, 3.25%, Maturing June 1, 2020	715	$708,903
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	1,150	1,155,462
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	744	744,611
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	675	678,956
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	325	325,245
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	448	358,231
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	2,037	1,962,875
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	337	337,552
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	5,299	5,284,790
Term Loan, 3.75%, Maturing June 4, 2021	2,040	2,035,744

		$13,592,369

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	2,625	$2,388,750

		$2,388,750

Automotive — 5.0%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	1,252	$1,254,006
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	2,928	2,936,641
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	5,430	5,427,974
Term Loan, 3.25%, Maturing December 31, 2018	2,308	2,306,409
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	697	693,975
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,089	1,084,916
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	4,328	4,324,043
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,208	6,241,318
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	1,125	1,134,542
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	2,928	2,943,691
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	945	946,037
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	835	834,008
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	1,169	1,167,299

		$31,294,859

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Beverage and Tobacco — 0.3%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	864	$835,980
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	965,000

		$1,800,980

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	349	$350,337

		$350,337

Building and Development — 1.5%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	1,383	$1,375,242
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	667	658,230
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	2,170	2,159,257
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,016	1,013,198
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,798	1,781,946
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	983	984,049
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	536	538,110
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	678	679,466

		$9,189,498

Business Equipment and Services — 12.3%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021	3,716	$3,739,167
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	3,043	2,434,024
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	471	472,027
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	1,887	1,766,405
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	916	910,801
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,181	1,169,340
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	490	486,531
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	680	674,676
ClientLogic Corporation
Term Loan, 7.50%, Maturing January 30, 2017	1,790	1,772,141
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	1,042	1,037,540
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	490	490,232
Term Loan - Second Lien, 10.25%, Maturing March 1, 2018	1,000	1,000,000
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,010	990,198
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	298	275,567
Term Loan, 8.50%, Maturing July 2, 2020	497	407,144
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	2,674	2,684,302

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,610	$1,610,397
Expert Global Solutions, Inc.
Term Loan, 8.52%, Maturing April 3, 2018		709	710,548
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		794	794,280
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		121	119,714
Term Loan, 4.00%, Maturing November 6, 2020		472	467,972
Term Loan, 4.76%, Maturing November 6, 2020	CAD	691	540,169
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		1,764	1,765,017
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		525	525,656
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		2,169	2,158,819
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,333	1,343,123
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,288	1,448,415
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		1,000	980,000
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		3,085	3,066,203
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,659	2,666,228
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,223	1,254,666
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,570	1,563,047
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		1,064	1,003,116
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,318	1,321,475
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		621	623,811
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		5,910	5,925,974
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		1,862	1,796,595
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		500	490,000
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,245	1,247,783
Term Loan - Second Lien, Maturing May 9, 2018(2)		1,000	985,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		2,668	2,669,980
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		893	894,064
Term Loan, 4.00%, Maturing March 8, 2020		7,758	7,779,817
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,022	1,022,834
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		4,640	4,631,238
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		1,322	1,332,309
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		344	340,006
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,555	3,551,308

			$76,939,659

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 4.5%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		835	$833,120
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		2,603	2,606,715
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,478	1,472,767
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		1,099	1,094,597
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		1,084	1,078,760
Term Loan, 3.75%, Maturing June 30, 2021		970	964,062
Mediacom Illinois, LLC
Term Loan, 3.15%, Maturing October 23, 2017		883	878,766
Term Loan, 3.75%, Maturing June 30, 2021		549	547,592
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,148	1,152,205
Term Loan, 4.50%, Maturing May 21, 2020		1,327	1,331,819
Sterling Entertainment Enterprises, LLC
Term Loan, 3.18%, Maturing December 28, 2017		792	760,082
UPC Financing Partnership
Term Loan, 3.75%, Maturing March 31, 2021	EUR	4,346	4,867,552
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		5,525	5,520,254
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,650	2,548,263
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	424	474,799
Term Loan, 3.75%, Maturing January 15, 2022	EUR	659	737,020
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,192	1,334,020

			$28,202,393

Chemicals and Plastics — 6.8%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		308	$308,376
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		160	160,001
Aruba Investments, Inc.
Term Loan, 5.25%, Maturing February 2, 2022		325	327,031
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,884	3,863,011
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		3,163	3,167,194
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		450	451,687
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		574	570,336
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		625	610,156
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021		166	165,542
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021		1,006	1,001,393
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,489	2,493,424
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		2,200	2,209,599
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		5,532	5,524,004
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		323	323,530

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,461	$1,468,656
Term Loan, 4.75%, Maturing June 7, 2020		675	680,400
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		2,028	2,040,883
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		958	955,106
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		623	627,074
Term Loan, 5.00%, Maturing July 25, 2021	EUR	1,072	1,206,221
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		765	744,266
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	935,000
Polarpak, Inc.
Term Loan, Maturing June 8, 2020(2)	CAD	2,400	1,903,048
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,299	1,295,976
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		324	321,351
Term Loan, 4.50%, Maturing July 31, 2021	EUR	1,072	1,203,721
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		79	78,947
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		446	447,366
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		3,196	3,198,273
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		4,206	4,184,895

			$42,466,467

Conglomerates — 1.3%
Bestway UK Holdco Limited
Term Loan, 5.25%, Maturing October 6, 2021	GBP	1,760	$2,732,034
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		3,120	2,870,605
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	1,089	1,223,405
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		1,136	1,136,477

			$7,962,521

Containers and Glass Products — 2.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,358	$2,350,337
Term Loan, 3.75%, Maturing January 6, 2021		680	679,961
Crown Americas, LLC
Term Loan, 4.00%, Maturing October 22, 2021		1,675	1,693,713
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,675	1,683,375
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		448	446,631
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		1,405	1,397,616
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018		3,651	3,668,444
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		648	643,453

			$12,563,530

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cosmetics/Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		190	$189,820
Term Loan, 4.50%, Maturing September 3, 2021		675	676,508
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,337	1,337,754
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,371	2,317,524

			$4,521,606

Drugs — 3.9%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		416	$414,743
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		675	675,844
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		970	963,455
Term Loan, 4.50%, Maturing March 11, 2021	EUR	323	362,966
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		447	446,695
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		2,195	2,191,895
Impax Laboratories, Inc.
Term Loan, Maturing December 2, 2020(2)		925	933,094
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		1,687	1,678,603
Term Loan, 3.50%, Maturing March 19, 2021		1,247	1,243,325
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		3,589	3,577,386
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		2,710	2,712,224
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		1,784	1,782,929
Term Loan, 3.50%, Maturing December 11, 2019		2,774	2,771,982
Term Loan, 3.50%, Maturing August 5, 2020		3,543	3,540,198
VWR Funding, Inc.
Term Loan, 3.42%, Maturing April 3, 2017		1,314	1,314,911

			$24,610,250

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		2,138	$2,118,962
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		891	897,083

			$3,016,045

Electronics/Electrical — 12.6%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		716	$714,744
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		1,225	1,165,281
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		941	938,972
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		6,841	6,857,193
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		925	933,094
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		794	788,045

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	374	$373,439
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018	333	333,308
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	1,288	1,201,008
Dealertrack Technologies, Inc.
Term Loan, 3.25%, Maturing February 28, 2021	525	523,291
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020	9,358	9,408,248
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	3,698	3,701,308
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	489	485,787
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	928	931,076
Eze Castle Software, Inc.
Term Loan, Maturing April 6, 2020(2)	1,500	1,489,688
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	866	868,957
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	2,179	2,177,637
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	4,840	4,847,997
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	517	519,173
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	6,810	6,763,574
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	572	578,204
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,225	1,199,989
Term Loan, 5.25%, Maturing November 19, 2021	1,225	1,209,177
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,536	1,540,644
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(4)	6	5,946
Term Loan, 5.00%, Maturing July 8, 2021	940	937,327
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	1,413	1,409,660
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	499	491,568
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	769	757,970
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	250	243,125
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,438	1,438,404
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	750	751,250
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,035	4,928,143
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021	950	949,941
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	221	222,420
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	769	771,110
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	499	503,793

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	2,413	$2,383,920
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	634	634,375
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	1,396	1,396,977
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	945	938,161
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	839	840,997
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	951	955,503
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	2,261	2,268,632
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	852	851,610
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,064	1,064,578
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,598	1,584,511
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	2,350	2,378,367

		$78,258,122

Equipment Leasing — 0.5%
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	3,167	$3,173,925

		$3,173,925

Financial Intermediaries — 5.3%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	995	$993,003
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,000	991,250
CITGO Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	2,275	2,274,121
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	588	573,711
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2018	5,061	5,059,522
Term Loan, 3.67%, Maturing September 24, 2018	2,100	2,099,213
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,334	1,314,089
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	1,485	1,489,068
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	578	578,240
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	883	876,192
Home Loan Servicing Solutions Ltd.
Term Loan, 4.50%, Maturing June 26, 2020	1,182	1,164,270
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	4,191	4,175,767
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	540	537,074
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	636	638,332
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	467	443,936

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		149	$149,614
Term Loan, 6.25%, Maturing September 4, 2018		815	818,761
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		4,834	4,639,591
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		987	986,136
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		295	291,066
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		718	719,544
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		2,553	2,374,155

			$33,186,655

Food Products — 6.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		4,005	$4,016,550
American Seafoods Group, LLC
Term Loan, 4.50%, Maturing March 18, 2018		658	632,515
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		3,716	3,714,793
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,442	1,440,673
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	800	899,296
Term Loan, 3.50%, Maturing July 23, 2021		2,400	2,386,001
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		1,084	1,085,080
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		2,037	1,986,047
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		223	222,750
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,407	1,403,276
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		6,959	6,980,818
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		943	934,036
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		969	969,777
Term Loan, 3.75%, Maturing September 18, 2020		1,728	1,729,162
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		6,809	6,724,362
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, Maturing February 2, 2022(2)	EUR	2,200	2,485,914
Onex Wizard US Acquisition, Inc.
Term Loan, Maturing January 14, 2022(2)		1,350	1,360,758
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		765	762,634
Term Loan, 3.00%, Maturing April 29, 2020		2,211	2,205,569
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		622	623,119

			$42,563,130

Food Service — 4.0%
Aramark Services, Inc.
Term Loan, 3.67%, Maturing July 26, 2016		194	$191,841
Term Loan, 3.67%, Maturing July 26, 2016		348	345,162

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		297	$297,928
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		7,200	7,240,997
Buffets, Inc.
Term Loan, 0.13%, Maturing April 22, 2015(3)		102	81,500
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		819	809,601
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		1,114	1,097,564
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	1,092	1,221,342
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,539	2,546,293
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		1,727	1,711,701
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		454	441,434
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		296	292,545
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		4,482	4,479,881
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		7,492	3,979,893

			$24,737,682

Food/Drug Retailers — 3.6%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019		3,500	$3,516,562
Term Loan, 5.50%, Maturing August 25, 2021		1,000	1,009,583
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019		2,452	2,465,564
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		4,757	4,648,004
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		4,870	4,873,366
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		488	488,325
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		500	504,791
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		5,157	5,173,504

			$22,679,699

Health Care — 15.5%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022		275	$276,719
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		1,172	1,182,318
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		2,921	2,930,808
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		2,344	2,336,277
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019		1,715	1,720,402
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021		672	673,881

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	2,816	$2,826,606
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	990	991,386
Auris Luxembourg III S.a.r.l.
Term Loan, 5.50%, Maturing January 17, 2022	850	858,500
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017	7,807	7,809,491
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	1,013	1,013,766
Term Loan, 6.50%, Maturing July 31, 2020	1,688	1,689,609
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	643	641,739
Capella Healthcare, Inc.
Term Loan, 5.25%, Maturing December 31, 2021	850	854,250
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	1,499	1,503,896
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	36	36,372
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	930	931,101
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	7,612	7,641,707
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016	1,500	1,507,500
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,122	1,116,577
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,557	3,570,148
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017	1,551	1,553,061
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,993	1,993,316
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	108	107,656
Term Loan, 4.25%, Maturing August 30, 2020	363	363,134
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.17%, Maturing February 27, 2021	5,260	5,258,156
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,829	1,835,417
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	1,139	1,140,061
Term Loan, 7.75%, Maturing May 15, 2018	2,457	2,438,488
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,642	1,641,065
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	5,081	5,081,861
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,158	2,082,288
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	418	416,226
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	5,403	5,437,011
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	629	629,536
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	457	452,537

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		596	$591,853
Onex Carestream Finance L.P.
Term Loan, 5.01%, Maturing June 7, 2019		3,653	3,664,383
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		1,807	1,802,685
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		3,483	3,449,127
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018		2,132	2,130,929
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		1,167	1,167,401
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		1,951	1,952,973
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		1,868	1,875,796
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019		1,316	1,331,115
Select Medical Corporation
Term Loan, 3.01%, Maturing December 20, 2016		250	249,375
Term Loan, 3.75%, Maturing June 1, 2018		1,275	1,276,594
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		966	961,803
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,275	1,230,375
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		1,809	1,782,517
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		819	818,604

			$96,828,396

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		273	$271,402
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,695	1,694,787
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		1,354	1,353,785

			$3,319,974

Industrial Equipment — 4.3%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,776	$1,739,665
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		625	630,469
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		1,125	1,133,079
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,005,000
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,421	3,294,696
Term Loan, 4.75%, Maturing July 30, 2020	EUR	444	487,954
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		3,088	3,086,925
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		750	723,750
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		566	559,144

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		739	$742,058
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		774	776,177
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		5,061	5,057,774
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		1,321	1,311,019
Spansion, LLC
Term Loan, 3.75%, Maturing December 19, 2019		1,152	1,150,624
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		323	317,724
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		886	875,719
Terex Corporation
Term Loan, 4.00%, Maturing August 13, 2021	EUR	1,746	1,959,140
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		373	371,231
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		471	468,884
Wittur GmbH
Term Loan, Maturing February 10, 2022(2)	EUR	1,000	1,102,497

			$26,793,529

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		2,158	$2,156,436
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		5,348	5,383,606
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		9,301	9,330,235
Term Loan, 4.25%, Maturing July 8, 2020		1,059	1,054,432
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		1,150	1,160,781
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		542	502,925
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		1,005	986,268
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	972,500
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		3,086	3,055,194
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		2,625	2,607,412

			$27,209,789

Leisure Goods/Activities/Movies — 5.0%
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020		517	$512,923
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		1,000	986,250
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019		3,583	3,553,299
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020		1,005	1,005,442
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020		3,048	3,056,682
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020		162	162,399
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		1,074	1,074,004

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020		1,742	$1,752,166
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		358	357,865
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		949	940,823
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020		2,899	2,885,352
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021		1,563	1,559,280
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		1,299	1,299,798
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		3,036	2,971,160
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		1,326	84,835
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		1,903	1,902,846
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		800	799,000
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		1,304	1,129,831
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,974	1,939,582
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		3,161	3,120,618

			$31,094,155

Lodging and Casinos — 5.1%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		457	$461,431
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		3,042	3,030,966
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		825	822,422
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		514	513,884
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)		1,370	1,267,097
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		887	887,919
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,950	3,979,625
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 27, 2018	GBP	2,850	4,432,974
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		156	156,705
Term Loan, 5.50%, Maturing November 21, 2019		364	365,644
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		5,740	5,744,615
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021		1,173	1,174,436
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,695	2,688,599
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		782	781,394
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		543	541,428
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021		746	750,292

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	4,010	$4,009,143
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	395	394,012

		$32,002,586

Nonferrous Metals/Minerals — 2.4%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	884	$633,621
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	3,931	3,155,025
Dynacast International, LLC
Term Loan, 5.25%, Maturing January 28, 2022	675	676,266
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	2,247	2,002,810
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	1,514	1,447,722
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,118	1,057,796
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	2,958	2,959,164
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	486	461,951
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	875	710,937
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	475,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	1,834	1,216,609

		$14,796,901

Oil and Gas — 6.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	1,281	$1,141,552
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	2,800	2,625,000
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,808	1,708,784
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	2,200	2,193,814
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,097	1,087,307
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,061	1,003,760
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	2,194	1,844,788
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,136	1,090,149
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	2,106	1,579,164
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,165	7,901,232
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	705	701,978
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	948	704,590
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,950	1,244,344
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	5,084	4,125,926

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	572	$523,494
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	40	35,502
Term Loan, 4.25%, Maturing December 16, 2020	107	95,194
Term Loan, 4.25%, Maturing December 16, 2020	769	684,321
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	226	212,287
Term Loan, 4.25%, Maturing October 1, 2019	370	347,553
Term Loan, 4.25%, Maturing October 1, 2019	2,792	2,622,879
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	448	420,885
Tallgrass Operations, LLC
Term Loan, 5.44%, Maturing November 13, 2018	1,407	1,407,444
Targa Resources Corp.
Term Loan, Maturing February 25, 2022(2)	775	773,547
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	2,002	1,889,526

		$37,965,020

Publishing — 3.2%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	1,911	$1,919,507
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	6,038	5,251,591
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	1,766	1,773,852
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	6,254	5,893,932
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	778	781,870
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	670	671,570
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	397	395,015
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(6)	431	348,414
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019	642	644,683
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	750	751,406
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	1,234	1,229,793

		$19,661,633

Radio and Television — 3.4%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	472	$455,746
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	524	521,069
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021	249	250,232
Clear Channel Communications, Inc.
Term Loan, 6.92%, Maturing January 30, 2019	1,132	1,086,256
Term Loan, 7.67%, Maturing July 30, 2019	364	353,374
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,607	4,579,556
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	435	435,961

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		289	$289,046
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		686	688,506
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		1,649	1,656,871
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		715	715,182
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		811	811,028
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		968	960,318
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		565	557,772
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		2,153	2,134,294
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		5,427	5,420,749

			$20,915,960

Retailers (Except Food and Drug) — 8.5%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,043	$2,042,260
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	400	609,783
Term Loan, 4.31%, Maturing April 28, 2020	GBP	325	498,093
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		2,641	2,634,831
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,135	5,097,047
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		717	690,907
Dollar Tree, Inc.
Term Loan, Maturing January 26, 2022(2)		3,150	3,176,718
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		731	722,151
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,200	1,203,450
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		1,414	1,422,255
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		3,176	3,005,290
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,890	1,849,100
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,592	1,604,418
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,800	2,786,416
Term Loan, 4.00%, Maturing January 28, 2020		1,095	1,092,192
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,715	4,686,286
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		2,477	2,464,823
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		515	514,500
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,314	2,310,418
PetSmart, Inc.
Term Loan, Maturing February 18, 2022(2)		5,275	5,316,577

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		993	$828,737
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		572	553,531
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		2,239	2,255,075
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		571	559,274
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,767	2,750,191
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		889	859,866
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(7)	EUR	589	583,596
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	910	386,787
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		634	608,238

			$53,112,810

Steel — 1.8%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		9,017	$8,374,844
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		746	741,932
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		440	436,704
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		1,535	1,467,366

			$11,020,846

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 4.00%, Maturing March 11, 2018		2,009	$2,008,373
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		1,737	1,545,819
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021		1,315	1,315,679

			$4,869,871

Telecommunications — 4.1%
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 23, 2020		418	$413,126
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017		425	426,859
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		8,350	8,299,900
IPC Corp.
Term Loan, 6.50%, Maturing August 6, 2021		1,500	1,505,625
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		1,990	1,980,464
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		1,333	1,311,985
Term Loan, 4.00%, Maturing April 23, 2019		2,016	1,983,722
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		7,606	7,607,545
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019		2,012	2,008,240

			$25,537,466

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Utilities — 3.3%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,133	$1,120,715
Term Loan, 3.25%, Maturing January 31, 2022	419	414,102
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	1,037	1,038,867
Term Loan, 4.00%, Maturing April 1, 2018	3,056	3,058,229
Term Loan, 4.00%, Maturing October 9, 2019	929	930,076
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,061	1,058,412
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	569	566,031
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,398	1,403,826
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,925	1,937,031
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 31, 2019	640	638,954
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	121	122,456
Term Loan, 5.00%, Maturing December 19, 2021	2,754	2,783,091
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	1,620	1,617,535
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	647	639,462
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	16	16,199
Term Loan, 4.25%, Maturing May 6, 2020	306	301,082
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,500	1,513,751
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	446	443,829
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	800	786,500

		$20,390,148

Total Senior Floating-Rate Interests (identified cost $907,075,226)		$889,017,561

Corporate Bonds & Notes — 11.5%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(9)	75	$65,625
Orbital ATK, Inc.
5.25%, 10/1/21(9)	45	46,125
TransDigm, Inc.
7.50%, 7/15/21	10	10,713
6.00%, 7/15/22	85	86,487
6.50%, 7/15/24	80	82,200

		$291,150

Air Transport — 0.0%(10)
Aircastle, Ltd.
5.50%, 2/15/22	30	$32,250

		$32,250

Security	Principal Amount* (000’s omitted)	Value
Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,950
FCA US, LLC/CG Co-Issuer, Inc.
8.25%, 6/15/21	200	224,250
General Motors Financial Co., Inc.
4.75%, 8/15/17	75	79,706
3.25%, 5/15/18	10	10,237
Navistar International Corp.
8.25%, 11/1/21	105	105,919

		$441,062

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
6.00%, 5/1/22	70	$80,500
4.25%, 5/1/23	105	109,200
Cott Beverages, Inc.
5.375%, 7/1/22(9)	65	60,125

		$249,825

Brokerage/Securities Dealers/Investment Houses — 0.0%(10)
Alliance Data Systems Corp.
6.375%, 4/1/20(9)	55	$57,406

		$57,406

Building and Development — 0.1%
Building Materials Corp. of America
5.375%, 11/15/24(9)	95	$98,325
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(9)	50	52,250
HD Supply, Inc.
7.50%, 7/15/20	110	118,250
5.25%, 12/15/21(9)	40	41,650
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	75	73,500
Interline Brands, Inc.
10.00%, 11/15/18(11)	109	114,995
NCI Building Systems, Inc.
8.25%, 1/15/23(9)	20	20,900
Nortek, Inc.
10.00%, 12/1/18	90	95,287
8.50%, 4/15/21	40	43,200
TRI Pointe Holdings, Inc.
4.375%, 6/15/19(9)	45	44,663
5.875%, 6/15/24(9)	60	60,300
USG Corp.
5.875%, 11/1/21(9)	40	42,300
5.50%, 3/1/25(9)	20	20,500

		$826,120

Business Equipment and Services — 0.1%
Acosta, Inc.
7.75%, 10/1/22(9)	145	$149,713
Audatex North America, Inc.
6.00%, 6/15/21(9)	70	74,725
FTI Consulting, Inc.
6.00%, 11/15/22	40	42,700
IMS Health, Inc.
6.00%, 11/1/20(9)	80	83,800

Security	Principal Amount* (000’s omitted)		Value
ServiceMaster Co., LLC (The)
8.00%, 2/15/20		37	$39,313
7.00%, 8/15/20		26	27,560
7.45%, 8/15/27		30	30,711
TransUnion Holding Co., Inc.
8.125%, 6/15/18(11)		115	117,875
United Rentals North America, Inc.
8.375%, 9/15/20		20	21,500
7.625%, 4/15/22		40	44,632
6.125%, 6/15/23		35	37,756

			$670,285

Cable and Satellite Television — 0.9%
AMC Networks, Inc.
7.75%, 7/15/21		45	$49,613
4.75%, 12/15/22		35	35,350
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		160	164,200
5.75%, 1/15/24		70	72,362
CCOH Safari, LLC
5.50%, 12/1/22		80	82,900
5.75%, 12/1/24		100	103,750
CSC Holdings, LLC
5.25%, 6/1/24(9)		10	10,238
DISH DBS Corp.
6.75%, 6/1/21		210	224,437
5.875%, 7/15/22		35	35,438
5.875%, 11/15/24		30	29,925
IAC/InterActiveCorp
4.875%, 11/30/18		60	62,400
Numericable-SFR
4.875%, 5/15/19(9)		400	401,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		1,000	1,060,000
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		1,025	1,089,062
6.00%, 4/15/21(9)	GBP	1,050	1,734,646
5.50%, 1/15/25(9)		625	662,500

			$5,818,321

Chemicals and Plastics — 1.5%
Hexion US Finance Corp.
6.625%, 4/15/20		3,075	$2,952,000
Ineos Finance PLC
7.25%, 2/15/19(9)(12)	EUR	1,000	1,149,824
8.375%, 2/15/19(9)		1,950	2,086,988
7.50%, 5/1/20(9)		900	958,500
PSPC Escrow Corp.
6.50%, 2/1/22(9)		60	63,525
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		130	135,590
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		1,935	2,022,075
Tronox Finance, LLC
6.375%, 8/15/20		160	160,200
W.R. Grace & Co.
5.125%, 10/1/21(9)		30	31,125
5.625%, 10/1/24(9)		15	16,181

			$9,576,008

Security	Principal Amount* (000’s omitted)	Value
Conglomerates — 0.0%(10)
Belden, Inc.
5.50%, 9/1/22(9)	20	$20,600
Harbinger Group, Inc.
7.875%, 7/15/19	65	69,786
Spectrum Brands, Inc.
6.375%, 11/15/20	50	54,125
6.625%, 11/15/22	35	38,500
TMS International Corp.
7.625%, 10/15/21(9)	60	60,750

		$243,761

Containers and Glass Products — 0.7%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(9)	15	$15,150
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	4,350	4,529,437
Sealed Air Corp.
8.375%, 9/15/21(9)	10	11,363
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.375%, 5/1/22(9)	40	39,600

		$4,595,550

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(11)	245	$241,325
Party City Holdings, Inc.
8.875%, 8/1/20	130	142,675

		$384,000

Distribution & Wholesale — 0.0%(10)
American Tire Distributors, Inc.
10.25%, 3/1/22(9)	75	$78,562

		$78,562

Drugs — 0.1%
ConvaTec Finance International SA
8.25%, 1/15/19(9)(11)	200	$202,665
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(9)	205	216,531
7.50%, 7/15/21(9)	50	54,437
5.50%, 3/1/23(9)	30	30,338

		$503,971

Ecological Services and Equipment — 0.0%(10)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	55	$57,475
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,250
5.125%, 6/1/21	25	25,687
Covanta Holding Corp.
5.875%, 3/1/24	45	47,025

		$181,437

Electronics/Electrical — 0.2%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(9)	35	$36,313
8.875%, 1/1/20(9)	260	288,600
BMC Software Finance, Inc.
8.125%, 7/15/21(9)	40	37,550

Security	Principal Amount* (000’s omitted)		Value
CommScope Holding Co., Inc.
6.625%, 6/1/20(9)(11)		55	$55,825
Freescale Semiconductor, Inc.
6.00%, 1/15/22(9)		55	59,400
Infor US, Inc.
9.375%, 4/1/19		65	69,972
Micron Technology, Inc.
5.25%, 8/1/23(9)		70	71,925
Nuance Communications, Inc.
5.375%, 8/15/20(9)		120	123,600
Open Text Corp.
5.625%, 1/15/23(9)		30	31,200
Sensata Technologies B.V.
5.625%, 11/1/24(9)		15	16,144
Zebra Technologies Corp.
7.25%, 10/15/22(9)		105	113,662

			$904,191

Equipment Leasing — 0.3%
International Lease Finance Corp.
8.625%, 9/15/15		1,000	$1,036,250
6.75%, 9/1/16(9)		400	426,000
7.125%, 9/1/18(9)		400	456,000

			$1,918,250

Financial Intermediaries — 1.0%
CIT Group, Inc.
5.50%, 2/15/19(9)		45	$48,204
5.375%, 5/15/20		10	10,775
First Data Corp.
7.375%, 6/15/19(9)		1,000	1,052,800
6.75%, 11/1/20(9)		1,066	1,145,950
11.25%, 1/15/21		42	48,090
10.625%, 6/15/21		42	48,510
11.75%, 8/15/21		56	64,935
Ford Motor Credit Co., LLC
12.00%, 5/15/15		2,250	2,300,630
Icahn Enterprises, LP/Icahn Enterprises Finance Corp.
3.50%, 3/15/17		45	45,675
6.00%, 8/1/20		40	42,950
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(13)		80	86,774
MSCI, Inc.
5.25%, 11/15/24(9)		20	20,950
Navient Corp.
5.50%, 1/15/19		160	168,800
5.00%, 10/26/20		35	35,613
5.875%, 10/25/24		35	34,081
UPCB Finance II, Ltd.
6.375%, 7/1/20(9)	EUR	1,000	1,176,401

			$6,331,138

Food Products — 0.8%
Iceland Bondco PLC
4.81%, 7/15/20(9)(12)	GBP	4,000	$4,589,436
6.25%, 7/15/21(9)	GBP	450	531,610
Post Holdings, Inc.
6.75%, 12/1/21(9)		30	30,750
6.00%, 12/15/22(9)		35	34,606

Security	Principal Amount* (000’s omitted)	Value
WhiteWave Foods Co. (The)
5.375%, 10/1/22	25	$26,906

		$5,213,308

Food/Drug Retailers — 0.0%(10)
Pantry, Inc. (The)
8.375%, 8/1/20	75	$82,875

		$82,875

Forest Products — 0.0%(10)
Dean Foods Co.
6.50%, 3/15/23(9)	50	$50,438

		$50,438

Health Care — 1.1%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23(9)	15	$15,563
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	4	4,217
Alere, Inc.
8.625%, 10/1/18	45	47,025
6.50%, 6/15/20	35	36,400
Amsurg Corp.
5.625%, 11/30/20	50	52,313
5.625%, 7/15/22	45	47,813
Biomet, Inc.
6.50%, 8/1/20	175	187,031
Capsugel SA
7.00%, 5/15/19(9)(11)	25	25,516
Centene Corp.
4.75%, 5/15/22	20	20,675
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,445	2,536,687
7.125%, 7/15/20	130	139,100
6.875%, 2/1/22	110	117,700
HCA Holdings, Inc.
6.25%, 2/15/21	90	98,775
HCA, Inc.
6.50%, 2/15/20	20	22,800
4.75%, 5/1/23	1,200	1,268,880
HealthSouth Corp.
5.75%, 11/1/24	25	26,250
Hologic, Inc.
6.25%, 8/1/20	265	278,912
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	50	54,812
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(9)	175	185,937
Opal Acquisition, Inc.
8.875%, 12/15/21(9)	60	62,175
Salix Pharmaceuticals, Ltd.
6.50%, 1/15/21(9)	105	117,862
Teleflex, Inc.
5.25%, 6/15/24(9)	20	20,300
Tenet Healthcare Corp.
5.00%, 3/1/19(9)	25	25,188
6.00%, 10/1/20	55	60,019
4.375%, 10/1/21	675	679,219
8.125%, 4/1/22	105	119,175

Security	Principal Amount* (000’s omitted)	Value
United Surgical Partners International, Inc.
9.00%, 4/1/20	65	$70,037
VWR Funding, Inc.
7.25%, 9/15/17	95	99,869
WellCare Health Plans, Inc.
5.75%, 11/15/20	95	100,225

		$6,520,475

Holding Company – Diversified — 0.0%(10)
Argos Merger Sub, Inc.
7.125%, 3/15/23(9)(14)	80	$83,000

		$83,000

Home Furnishings — 0.0%(10)
Tempur Sealy International, Inc.
6.875%, 12/15/20	40	$43,100

		$43,100

Industrial Equipment — 0.0%(10)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(9)	55	$57,200
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(15)	87	51,305
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	40	43,300
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(9)(11)	45	45,563

		$197,368

Insurance — 0.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(9)	60	$62,100
CNO Financial Group, Inc.
6.375%, 10/1/20(9)	1,175	1,251,375
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(9)(11)	45	45,000
Hub International, Ltd.
7.875%, 10/1/21(9)	60	61,800
USI, Inc.
7.75%, 1/15/21(9)	100	102,250

		$1,522,525

Internet Software & Services — 0.0%(10)
Netflix, Inc.
5.50%, 2/15/22(9)	80	$82,944
5.875%, 2/15/25(9)	120	125,400

		$208,344

Leisure Goods/Activities/Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(9)	35	$38,806
Bombardier, Inc.
5.50%, 9/15/18(9)(14)	30	30,478
7.50%, 3/15/25(9)(14)	65	66,219
National CineMedia, LLC
6.00%, 4/15/22	835	860,050
NCL Corp., Ltd.
5.00%, 2/15/18	30	30,825
5.25%, 11/15/19(9)	25	25,813
Regal Entertainment Group
5.75%, 3/15/22	35	36,137

Security	Principal Amount* (000’s omitted)	Value
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	25	$26,813
7.25%, 3/15/18	50	56,375
Viking Cruises, Ltd.
8.50%, 10/15/22(9)	100	112,250

		$1,283,766

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(9)	250	$210,282
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	2,375	1,781,250
9.00%, 2/15/20(5)	1,875	1,392,187
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20	75	78,750
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	117,288
MGM Resorts International
6.625%, 12/15/21	90	98,100
7.75%, 3/15/22	30	34,350
6.00%, 3/15/23	65	67,925
Penn National Gaming, Inc.
5.875%, 11/1/21	45	44,888
Station Casinos, LLC
7.50%, 3/1/21	55	59,400
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(9)	345	215,625
Waterford Gaming, LLC
8.625%, 9/15/14(3)(9)(16)	128	22,038

		$4,122,083

Nonferrous Metals/Minerals — 0.1%
Alpha Natural Resources, Inc.
7.50%, 8/1/20(9)	15	$6,713
CONSOL Energy, Inc.
5.875%, 4/15/22	35	33,862
Eldorado Gold Corp.
6.125%, 12/15/20(9)	120	118,665
IAMGOLD Corp.
6.75%, 10/1/20(9)	60	52,350
Imperial Metals Corp.
7.00%, 3/15/19(9)	30	28,650
Kissner Milling Co., Ltd.
7.25%, 6/1/19(9)	90	92,025
New Gold, Inc.
7.00%, 4/15/20(9)	45	46,744
6.25%, 11/15/22(9)	70	69,650
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(9)	55	57,475

		$506,134

Oil and Gas — 0.7%
Antero Resources Finance Corp.
6.00%, 12/1/20	15	$15,413
5.375%, 11/1/21	100	101,125
Berry Petroleum Co.
6.375%, 9/15/22	10	8,000
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(9)	40	41,300
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	68,950

Security	Principal Amount* (000’s omitted)	Value
California Resources Corp.
5.50%, 9/15/21(9)	50	$45,875
6.00%, 11/15/24(9)	35	31,303
Chesapeake Energy Corp.
7.25%, 12/15/18	90	100,125
6.125%, 2/15/21	120	128,100
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	775	776,937
Concho Resources, Inc.
5.50%, 4/1/23	245	254,800
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(9)	95	95,475
7.75%, 2/15/23(9)	60	62,100
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	135	136,350
Denbury Resources, Inc.
5.50%, 5/1/22	20	18,800
Endeavor Energy Resources, LP/EER Finance, Inc.
7.00%, 8/15/21(9)	95	92,625
Energy Transfer Equity, LP
5.875%, 1/15/24	70	75,250
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	45	46,350
9.375%, 5/1/20	145	155,512
7.75%, 9/1/22	70	72,800
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc.
6.875%, 2/15/23	47	50,290
GenCorp, Inc.
7.125%, 3/15/21	70	74,375
Gulfport Energy Corp.
7.75%, 11/1/20(9)	65	67,275
Laredo Petroleum, Inc.
7.375%, 5/1/22	95	98,325
MEG Energy Corp.
6.375%, 1/30/23(9)	85	81,175
Memorial Resource Development Corp.
5.875%, 7/1/22(9)	25	24,063
Newfield Exploration Co.
5.625%, 7/1/24	130	136,175
Oasis Petroleum, Inc.
6.875%, 3/15/22	85	83,725
6.875%, 1/15/23	140	136,150
Precision Drilling Corp.
6.50%, 12/15/21	5	4,800
Rice Energy, Inc.
6.25%, 5/1/22	10	9,800
Rosetta Resources, Inc.
5.625%, 5/1/21	60	57,450
5.875%, 6/1/22	85	82,025
RSP Permian, Inc.
6.625%, 10/1/22(9)	75	75,844
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	174,887
5.625%, 4/15/23	100	102,750
5.625%, 3/1/25(9)(14)	95	95,594
Sabine Pass LNG, LP
6.50%, 11/1/20	105	108,937
Samson Investment Co.
9.75%, 2/15/20	45	15,525

Security	Principal Amount* (000’s omitted)	Value
Seven Generations Energy, Ltd.
8.25%, 5/15/20(9)	140	$145,950
Seventy Seven Energy, Inc.
6.50%, 7/15/22	35	18,375
SM Energy Co.
6.125%, 11/15/22(9)	25	25,688
6.50%, 1/1/23	90	93,600
Tesoro Corp.
5.375%, 10/1/22	90	95,287
Tesoro Logistics, LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19(9)	15	15,900
6.25%, 10/15/22(9)	35	37,275
Triangle USA Petroleum Corp.
6.75%, 7/15/22(9)	35	28,875
Williams Partners, LP/ACMP Finance Corp.
4.875%, 3/15/24	10	10,344

		$4,277,649

Publishing — 0.1%
Laureate Education, Inc.
10.00%, 9/1/19(9)	650	$624,000
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	145	163,850
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(9)(11)	30	30,225

		$818,075

Radio and Television — 0.4%
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	$52,625
Series B, 6.50%, 11/15/22	100	106,000
Crown Media Holdings, Inc.
10.50%, 7/15/19	115	124,775
iHeartCommunications, Inc.
9.00%, 12/15/19	953	944,661
11.25%, 3/1/21	60	62,025
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	36,575
Sirius XM Radio, Inc.
5.875%, 10/1/20(9)	25	26,391
6.00%, 7/15/24(9)	95	101,175
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	72,450
Univision Communications, Inc.
6.75%, 9/15/22(9)	837	912,330
5.125%, 5/15/23(9)	30	31,200

		$2,470,207

Retail — 0.1%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(9)(11)	35	$31,238
Family Tree Escrow, LLC
5.25%, 3/1/20(9)	50	52,369
5.75%, 3/1/23(9)	165	174,487

		$258,094

Retailers (Except Food and Drug) — 0.2%
B.C. Unlimited Liability Company
6.00%, 4/1/22(9)	125	$130,625

Security	Principal Amount* (000’s omitted)	Value
Claire’s Stores, Inc.
9.00%, 3/15/19(9)	55	$51,906
Hot Topic, Inc.
9.25%, 6/15/21(9)	150	164,625
Levi Strauss & Co.
6.875%, 5/1/22	65	71,825
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(9)	65	68,738
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(9)(11)	24	24,660
Michaels Stores, Inc.
5.875%, 12/15/20(9)	45	46,575
Murphy Oil USA, Inc.
6.00%, 8/15/23	140	149,975
Neiman Marcus Group, Ltd., LLC
8.75%, 10/15/21(9)(11)	40	42,250
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(9)(11)	115	115,287
Petco Holdings, Inc.
8.50%, 10/15/17(9)(11)	130	134,225
Radio Systems Corp.
8.375%, 11/1/19(9)	65	70,363
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	55	58,575

		$1,129,629

Road & Rail — 0.0%(10)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(9)	25	$25,844
WatCo Cos., LLC/WatCo Finance Corp.
6.375%, 4/1/23(9)	35	35,350

		$61,194

Software and Services — 0.0%(10)
IHS, Inc.
5.00%, 11/1/22(9)	60	$61,275
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(9)(11)	90	90,900
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(9)	70	50,225

		$202,400

Steel — 0.0%(10)
AK Steel Corp.
8.75%, 12/1/18	35	$37,756
ArcelorMittal
7.00%, 2/25/22	25	28,318

		$66,074

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	70	$73,150
XPO Logistics, Inc.
7.875%, 9/1/19(9)	180	193,050

		$266,200

Telecommunications — 0.9%
Avaya, Inc.
9.00%, 4/1/19(9)	50	$51,875
10.50%, 3/1/21(9)	429	376,343

Security	Principal Amount* (000’s omitted)		Value
CenturyLink, Inc.
6.75%, 12/1/23		75	$84,984
Equinix, Inc.
5.375%, 1/1/22		50	52,375
Frontier Communications Corp.
6.25%, 9/15/21		50	51,375
7.625%, 4/15/24		30	32,250
6.875%, 1/15/25		50	50,250
Hughes Satellite Systems Corp.
6.50%, 6/15/19		1,000	1,097,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20		110	114,675
Intelsat Luxembourg SA
7.75%, 6/1/21		175	162,750
8.125%, 6/1/23		105	98,175
NII International Telecom SCA
7.875%, 8/15/19(9)		35	33,688
SBA Communications Corp.
5.625%, 10/1/19		60	63,450
SBA Telecommunications, Inc.
5.75%, 7/15/20		95	100,462
Sprint Communications, Inc.
7.00%, 8/15/20		680	701,039
6.00%, 11/15/22		5	4,863
Sprint Corp.
7.25%, 9/15/21		60	61,800
7.875%, 9/15/23		250	259,375
7.625%, 2/15/25		45	45,675
T-Mobile USA, Inc.
6.25%, 4/1/21		40	42,150
6.633%, 4/28/21		50	53,375
6.731%, 4/28/22		20	21,425
6.625%, 4/1/23		50	53,375
6.375%, 3/1/25		55	57,612
Wind Acquisition Finance SA
5.303%, 4/30/19(9)(12)	EUR	550	623,787
6.50%, 4/30/20(9)		525	558,469
4.071%, 7/15/20(9)(12)	EUR	525	588,823
7.375%, 4/23/21(9)		220	229,900
Windstream Corp.
7.75%, 10/1/21		80	80,600
6.375%, 8/1/23		40	36,950

			$5,789,370

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		20	$20,400
Calpine Corp.
5.375%, 1/15/23		55	56,100
7.875%, 1/15/23(9)		2,672	3,016,020
5.75%, 1/15/25		25	25,594
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
6.75%, 11/1/19(9)		80	83,800
7.375%, 11/1/22(9)		65	68,900
7.625%, 11/1/24(9)		55	58,437

			$3,329,251

Total Corporate Bonds & Notes (identified cost $73,077,831)			$71,604,846

Asset-Backed Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XVII, Series 2014-17A, Class B, 3.107%, 4/17/26(9)(12)	$600	$587,587
Apidos CLO XVII, Series 2014-17A, Class C, 3.557%, 4/17/26(9)(12)	1,000	945,353
Apidos CLO XVII, Series 2014-17A, Class D, 5.007%, 4/17/26(9)(12)	1,000	882,067
Apidos CLO XIX, Series 2014-19A, Class E, 5.657%, 10/17/26(9)(12)	2,400	2,227,666
Ares CLO, Ltd., Series 2014-32A, Class D, 5.945%, 11/15/25(9)(12)	2,000	1,891,660
Babson CLO, Ltd., Series 2013-IA, Class C, 2.957%, 4/20/25(9)(12)	500	493,884
Babson CLO, Ltd., Series 2013-IA, Class D, 3.757%, 4/20/25(9)(12)	400	391,960
Babson CLO, Ltd., Series 2013-IA, Class E, 4.657%, 4/20/25(9)(12)	250	224,408
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.353%, 7/15/26(9)(12)	525	526,446
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.353%, 7/15/26(9)(12)	525	474,120
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4A, Class E, 5.45%, 10/15/26(9)(12)	2,000	1,840,580
Cent CLO, LP, Series 2014-22A, Class D, 5.533%, 11/7/26(9)(12)	1,000	916,251
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.007%, 7/17/19(9)(12)	750	738,505
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.907%, 4/21/25(9)(12)	2,925	2,837,411
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.957%, 8/15/25(9)(12)	1,500	1,466,603
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.457%, 8/15/25(9)(12)	640	610,682
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.157%, 8/15/25(9)(12)	430	364,775
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.957%, 4/20/25(9)(12)	450	442,862
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.757%, 4/20/25(9)(12)	500	486,855
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.007%, 7/17/25(9)(12)	1,025	1,004,061
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.607%, 7/17/25(9)(12)	1,025	976,925
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.757%, 7/17/25(9)(12)	1,225	1,080,242
Race Point CLO, Ltd., Series 2012-7A, Class D, 4.505%, 11/8/24(9)(12)	1,750	1,751,463
Ziggurat CLO, Ltd., Series 2014-1A, Class E, 5.28%, 10/17/26(9)(12)	2,000	1,758,204

Total Asset-Backed Securities (identified cost $25,213,065)		$24,920,570

Common Stocks — 0.7%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Worldwide Services, LLC(3)(15)(17)	58	$55,027

		$55,027

Automotive — 0.1%
Dayco Products, LLC(15)	20,780	$766,263

		$766,263

Building and Development — 0.1%
Panolam Holdings Co.(3)(17)(18)	280	$245,885

		$245,885

Food Service — 0.0%(10)
Buffets Restaurants Holdings, Inc.(3)(15)(17)	50,495	$20,703

		$20,703

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(15)(17)	37,016	$616,316

		$616,316

Publishing — 0.4%
ION Media Networks, Inc.(3)(15)	4,429	$1,594,396
MediaNews Group, Inc.(3)(15)(17)	131,316	902,226

		$2,496,622

Total Common Stocks (identified cost $2,009,292)		$4,200,816

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Business Equipment and Services — 0.1%
Education Management Corp., Series A-1,(15)(17)	3,972	$273,075
Education Management Corp., Series A-2(15)(17)	150,819	126,686

Total Convertible Preferred Stocks (identified cost $4,847)		$399,761

Miscellaneous — 0.0%(10)

Security	Principal Amount/ Shares	Value
Energy — 0.0%(10)
SemGroup Corp., Escrow Certificate(17)	605,000	$1,513

		$1,513

Gaming — 0.0%(10)
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(3)(9)	$110,932	$1,664

		$1,664

Total Miscellaneous (identified cost $0)		$3,177

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(19)	$15,960	$15,959,707

Total Short-Term Investments (identified cost $15,959,707)		$15,959,707

Total Investments — 161.5% (identified cost $1,023,339,968)		$1,006,106,438

Less Unfunded Loan Commitments — (0.0)%(10)		$(5,961)

Net Investments — 161.5% (identified cost $1,023,334,007)		$1,006,100,477

Notes Payable — (48.2)%		$(300,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (12.8)%		$(80,000,000)

Other Assets, Less Liabilities — (0.5)%		$(3,398,133)

Net Assets Applicable to Common Shares — 100.0%		$622,702,344

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after February 28, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(5)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	The issuer is in default on the payment of principal but continues to pay interest.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2015, the aggregate value of these securities is $60,627,730 or 9.7% of the Trust’s net assets applicable to common shares.

(10)	Amount is less than 0.05% or (0.05)%, as applicable.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(12)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2015.

(13)	Security converts to floating rate after the indicated fixed-rate coupon period.

(14)	When-issued security.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Defaulted matured security.

(17)	Non-income producing security.

(18)	Restricted security.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2015 was $17,012.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,024,270,704

Gross unrealized appreciation	$9,658,016
Gross unrealized depreciation	(27,828,243)

Net unrealized depreciation	$(18,170,227)

Restricted Securities

At February 28, 2015, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	280	$153,860	$245,885

Total Restricted Securities			$153,860	$245,885

A summary of open financial instruments at February 28, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/31/15	British Pound Sterling 6,724,721	United States Dollar 10,496,483	Goldman Sachs International	$116,517	$—	$116,517
3/31/15	Euro 6,354,224	United States Dollar 7,796,315	HSBC Bank USA, N.A.	683,380	—	683,380
3/31/15	United States Dollar 545,463	British Pound Sterling 360,000	State Street Bank and Trust Company	10,216	—	10,216
4/30/15	British Pound Sterling 2,886,683	United States Dollar 4,377,958	HSBC Bank USA, N.A.	—	(76,870)	(76,870)
4/30/15	Euro 980,000	United States Dollar 1,109,032	State Street Bank and Trust Company	11,606	—	11,606
4/30/15	Euro 6,263,548	United States Dollar 7,117,144	State Street Bank and Trust Company	103,083	—	103,083
5/29/15	British Pound Sterling 2,177,906	United States Dollar 3,372,074	JPMorgan Chase Bank, N.A.	11,730	—	11,730
5/29/15	Canadian Dollar 3,032,401	United States Dollar 2,424,148	State Street Bank and Trust Company	1,272	—	1,272
5/29/15	Euro 9,387,217	United States Dollar 10,670,215	Goldman Sachs International	154,137	—	154,137

				$1,091,941	$(76,870)	$1,015,071

At February 28, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At February 28, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,091,941 and $76,870, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$888,487,034	$524,566	$889,011,600
Corporate Bonds & Notes	—	71,531,503	73,343	71,604,846
Asset-Backed Securities	—	24,920,570	—	24,920,570
Common Stocks	616,316	766,263	2,818,237	4,200,816
Convertible Preferred Stocks	—	399,761	—	399,761
Miscellaneous	—	1,513	1,664	3,177
Short-Term Investments	—	15,959,707	—	15,959,707
Total Investments	$616,316	$1,002,066,351	$3,417,810	$1,006,100,477
Forward Foreign Currency Exchange Contracts	$—	$1,091,941	$—	$1,091,941
Total	$616,316	$1,003,158,292	$3,417,810	$1,007,192,418

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(76,870)	$—	$(76,870)
Total	$—	$(76,870)	$—	$(76,870)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2015 is not presented.

At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015